Business Restructuring Charges - Schedule of Activity Related to Business Restructuring and Facility Rationalization Activities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Accrual, beginning balance	$ 65.1	$ 14.1
Assumed Liability	18.1	20.6
Charged to Expense	221.6	47.3	16.1
Cash Payments	(92.6)	(15.2)
Non-cash Adjustments	(95.5)	(1.7)
Accrual, ending balance	116.7	65.1	14.1
Severance and Retention [Member]
Restructuring Cost and Reserve [Line Items]
Accrual, beginning balance	14.9	7.9
Assumed Liability		1.0
Charged to Expense	14.5	7.9
Cash Payments	(5.4)	(0.6)
Non-cash Adjustments	0.9	(1.3)
Accrual, ending balance	24.9	14.9
Product Transfer Costs [Member]
Restructuring Cost and Reserve [Line Items]
Accrual, beginning balance	0.5	0.3
Assumed Liability
Charged to Expense	15.5	4.7
Cash Payments	(13.1)	(4.5)
Non-cash Adjustments	(2.5)
Accrual, ending balance	0.4	0.5
Facility Decommission Costs [Member]
Restructuring Cost and Reserve [Line Items]
Accrual, beginning balance	7.3	1.2
Assumed Liability		6.2
Charged to Expense	7.2	0.8
Cash Payments	(9.2)	(0.7)
Non-cash Adjustments		(0.2)
Accrual, ending balance	5.3	7.3
Accelerated Depreciation [Member]
Restructuring Cost and Reserve [Line Items]
Accrual, beginning balance
Assumed Liability
Charged to Expense	28.1	0.3
Cash Payments
Non-cash Adjustments	(28.1)	(0.3)
Accrual, ending balance
R&D [Member]
Restructuring Cost and Reserve [Line Items]
Accrual, beginning balance	3.4	3.8
Assumed Liability		1.4
Charged to Expense	12.8	1.1
Cash Payments	(5.2)	(2.9)
Non-cash Adjustments	(9.6)
Accrual, ending balance	1.4	3.4
Accelerated Depreciation - R & D [Member]
Restructuring Cost and Reserve [Line Items]
Accrual, beginning balance
Assumed Liability
Charged to Expense	3.6	0.2
Cash Payments
Non-cash Adjustments	(3.6)	(0.2)
Accrual, ending balance
Selling, General and Administrative [Member]
Restructuring Cost and Reserve [Line Items]
Accrual, beginning balance	39.0	0.9
Assumed Liability	18.1	12.0
Charged to Expense	90.2	32.3
Cash Payments	(59.7)	(6.5)
Non-cash Adjustments	(2.9)	0.3
Accrual, ending balance	84.7	39.0
Share-Based Compensation Restructuring Related to Warner Chilcott Acquisition [Member]
Restructuring Cost and Reserve [Line Items]
Accrual, beginning balance
Assumed Liability
Charged to Expense	45.4
Cash Payments
Non-cash Adjustments	(45.4)
Accrual, ending balance
Accelerated Depreciation - SG&A [Member]
Restructuring Cost and Reserve [Line Items]
Accrual, beginning balance
Assumed Liability
Charged to Expense	4.3
Cash Payments
Non-cash Adjustments	(4.3)
Accrual, ending balance
Cost of Sales [Member]
Restructuring Cost and Reserve [Line Items]
Accrual, beginning balance	22.7	9.4
Assumed Liability		7.2
Charged to Expense	65.3	13.7
Cash Payments	(27.7)	(5.8)
Non-cash Adjustments	(29.7)	(1.8)
Accrual, ending balance	30.6	22.7
Operating Expenses [Member]
Restructuring Cost and Reserve [Line Items]
Accrual, beginning balance	42.4	4.7
Assumed Liability	18.1	13.4
Charged to Expense	156.3	33.6
Cash Payments	(64.9)	(9.4)
Non-cash Adjustments	(65.8)	0.1
Accrual, ending balance	$ 86.1	$ 42.4